Leases - Carrying Amount of Assets Held under Finance Leases (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of recognised finance lease as assets by lessee [line items]
Carrying amount of assets held under finance leases	¥ 6,293	¥ 7,372
Land and buildings [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Carrying amount of assets held under finance leases	2,837	3,295
Other tangible assets [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Carrying amount of assets held under finance leases	3,312	3,892
Property, plant and equipment [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Carrying amount of assets held under finance leases	6,149	7,187
Software [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Carrying amount of assets held under finance leases	¥ 144	¥ 185